Shareholder Fees (USD $)	12 Months Ended
Jan. 31, 2011
Institutional | Vanguard REIT Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Participant | Vanguard Energy Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Participant | Vanguard Health Care Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Participant | Vanguard Precious Metals and Mining Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Participant | Vanguard REIT Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Participant: | Vanguard Energy Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Participant: | Vanguard Health Care Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Participant: | Vanguard REIT Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Retail | Vanguard Energy Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Retail | Vanguard Health Care Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Retail | Vanguard Precious Metals and Mining Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Retail | Vanguard REIT Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Signal | Vanguard REIT Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0.0000
Transaction Fee On Purchases and Sales	0.0000
Transaction Fee On Reinvested Dividends	0.0000
Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(1.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(1.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(1.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(1.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(1.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(1.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0.0000
Transaction Fee On Purchases and Sales	0.0000
Transaction Fee On Reinvested Dividends	0.0000
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(1.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(1.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(1.00%)
Account Service Fee (for fund account balances below $10,000)	20